Audited Consolidated Statements of Changes in Shareholders’ Equity		Ordinary shares USD ($) shares		Ordinary shares SGD ($) shares		Additional paid-in capital USD ($)	Additional paid-in capital SGD ($)	Share subscription receivable USD ($)	Share subscription receivable SGD ($)	Retained earnings USD ($)	Retained earnings SGD ($)	USD ($)	SGD ($)
Balance (in Dollars)					[1]		$ 1,501,641		$ (45,082)		$ 2,101,783		$ 3,558,342
Balance (in Shares) | shares	[1]	25,000,000		25,000,000
Balance at Dec. 31, 2022					[1]		1,501,641		(45,082)		2,101,783		3,558,342
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	25,000,000		25,000,000
Issuance of new shares					[1]		500,000						500,000
Dividends distribution					[1]						(1,000,000)		(1,000,000)
Net income for the year					[1]						103,682		103,682
Balance at Dec. 31, 2023					[1]		2,001,641		(45,082)		1,205,465		3,162,024
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	25,000,000		25,000,000
Balance (in Dollars)					[1]		2,001,641		(45,082)		1,205,465		3,162,024
Balance (in Shares) | shares	[1]	25,000,000		25,000,000
Net income for the year					[1]						1,367,068		1,367,068
Balance at Dec. 31, 2024					[1]		2,001,641		(45,082)		2,572,533		4,529,092
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	25,000,000		25,000,000
Balance (in Dollars)					[1]		2,001,641		(45,082)		2,572,533		4,529,092
Balance (in Shares) | shares	[1]	25,000,000		25,000,000
Dividends distribution					[1]						(2,592,688)		(2,592,688)
Share subscription received					[1]				45,082				45,082
Reclassification relates to prior period presentation of foreign currency translation within equity					[1]						(50,547)		(50,547)
Net income for the year					[1]						1,007,985	$ 783,910	1,007,985
Balance at Dec. 31, 2025			[1]		[1]	$ 1,556,676	2,001,641			$ 728,926	937,283	2,285,602	2,938,924
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	25,000,000		25,000,000
Balance (in Dollars)			[1]		[1]	$ 1,556,676	$ 2,001,641			$ 728,926	$ 937,283	$ 2,285,602	$ 2,938,924
Balance (in Shares) | shares	[1]	25,000,000		25,000,000

[1]	Retrospective restated for effect of share reorganization (see Note 1)